INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in term loan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Non cash loan modification gain	$ 3,567	$ 0	$ 0
Non-current liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(55,177)
Balance at end of the period	(91,263)	(55,177)
Term Loan [Member] | Non-current liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(40,109)	(44,301)
Principal amount loaned	(30,500)	(5,000)
Loan drawdown costs	325	194
Derivative financial liability at date of drawdown	0	90
Derivative financial asset at date of drawdown	(28)	(11)
Accretion interest	(2,355)	(1,131)
Cash repayment of principal	0	10,050
Payment-in-kind (PIK) Interest	(3,291)	0
Non cash loan modification gain	3,567	0
Balance at end of the period	$ (72,391)	$ (40,109)	$ (44,301)